Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Summary of Inventories
(in thousands)	December 31, 2020	December 31, 2019
Raw materials and supplies	€44,283	€8,201
Unfinished goods	19,380	2,888
Finished goods	457	633
Total	€64,120	€11,722